SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Raw materials	$ 10,459	$ 12,124
Work-in-process	3,759	6,751
Finished goods	4,770	5,709
Total inventories	$ 18,988	$ 24,584